SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates

a.         Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes and liabilities, share-based compensation cost, value of  intangible assets and goodwill as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation

b.         Principles of consolidation:

The consolidated financial statements include the accounts of CyberArk Software Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

Financial statements in U.S. dollars

c.         Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and substantial portion of the Company costs are incurred in U.S. dollars and New Israel Shekels ("NIS"). The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ACS") No. 830 "Foreign Currency Matters" ("ASC No. 830"). All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of comprehensive income as financial income or expenses, as appropriate.

The functional currency of the Company's foreign subsidiaries is the U.S. dollar as these subsidiaries' revenues, intercompany transactions, budgets and financing are denominated in U.S. dollars.

Cash and cash equivalents	d. Cash and cash equivalents: Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term bank deposits

e.          Short-term bank deposits:

Short-term bank deposits are deposits with maturities of up to one year. As of December 31, 2014 and 2015 the Company's bank deposits were denominated in U.S. dollars, Euros and NIS and bore interest at weighted average deposits rates of 0.6%, and 0.4%, respectively. Short-term bank deposits are presented at their cost, including accrued interest. A portion of these deposits is used as security for the rental of premises and as a security for the Company's hedging activities.

Property and equipment

f.          Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and related equipment	25 - 33
Office furniture and equipment	7 - 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Long-lived assets

g.          Long-lived assets:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC No. 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2013, 2014 and 2015, no impairment losses have been identified.

Business Combination

h.        Business Combination:

          The Company accounts for its business acquisitions in accordance with Accounting Standards Codification (ASC) No. 805, Business Combinations. The Company uses its best estimates and assumptions as part of the purchase price allocation process to value  assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible assets acquired is assigned based on the fair values as of the date of the acquisition.

Goodwill and other intangible assets

i.          Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible—Goodwill and other", ("ASC 350") according to which goodwill is not amortized. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

           Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets which range from one to 13. Acquired customer relationship and backlog are amortized over their estimated useful lives in proportion to the economic benefits realized. Other intangible assets consist primarily of technology are amortized over their estimated useful lives on a straight-line basis.

             During the year ended December 31, 2015, no impairment losses were recognized.

Derivative instruments

j.          Derivative instruments:

ASC No. 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and option contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2014 and 2015, the amount recorded in accumulated other comprehensive loss from the Company's currency forward and option transactions was $333 (net of tax in the amount of $63) and $93 (net of tax in the amount of $18), respectively. At December 31, 2015, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $13,432. The foreign exchange forward and options contracts will expire by the end of December, 2016. The fair value of derivative instruments assets balance as of December 31, 2015 totaled $16. The fair value of derivative instruments liabilities balance as of December 31, 2014 and 2015, totaled $399 and $130, respectively.

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward transactions to economically hedge certain account receivables in Euros. Gains and losses related to such derivative instruments are recorded in financial expenses, net. As of December 31, 2015, the notional amounts of foreign exchange forward contracts into which the Company entered were $4,903. The foreign exchange forward contracts will expire by the end of October 2016. The fair value of derivative instruments assets balance as of December 31, 2015 totaled $139. The fair value of derivative instruments liabilities balance as of December 31, 2014 and 2015, totaled $20 and $13, respectively.

In the years ended December 31, 2013, 2014 and 2015, the Company recorded net financial income (loss), net from hedging transactions in the amount of $(1), $35 and $260, respectively.

Severance pay

k.         Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

Part of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

Severance expense for the years ended December 31, 2013, 2014 and 2015, amounted to $1,057, $1,187 and $1,794, respectively.

U.S. employees defined contribution plan

l.          U.S. employees defined contribution plan:

The U.S. subsidiary has a 401(K) defined contribution plan covering certain full time employees in the U.S. All eligible employees may elect to contribute up to an annual maximum, of lesser of 60% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits but not greater than $18 per year (for certain employees over 50 years of age the maximum contribution is $24 per year).

The U.S. subsidiary matches amount equal to 100% of the first 3% of the employees Compensation that they contribute to the Plan and 50% of the next 2% of their Compensation that they contribute to the Plan with a limit of $ 9.8 a year. During the years ended December 31, 2013, 2014 and 2015 the U.S. subsidiary recorded expenses for matching contributions in amounts of $372, $544 and $907, respectively.

Revenue recognition

m.        Revenue recognition:

The Company generates revenues from licensing the rights to use its software products and from maintenance and professional services. The Company sells its products through its direct sales force and indirectly through resellers.

The Company accounts for its software licensing sales in accordance with ASC 985-605, "Software Revenue Recognition". ASC 985-605 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the elements when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all elements and to be allocated to the different elements in the arrangement under the "residual method" when VSOE of fair value exists for all undelivered elements and no VSOE exists for the delivered elements.

Maintenance and professional services are sold separately and therefore the selling price (VSOE) is based on stand-alone transactions.

Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software element) when all other criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Software license revenues are recognized when persuasive evidence of an arrangement exists, the software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the license fees are fixed or determinable and collection of the license fee is considered probable. Fees for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer provided that all other revenue recognition criteria have been met.

Revenues from maintenance and support contracts are recognized ratably, on a straight-line basis over the term of the related contract and revenues from professional services consist mostly of time and material services and accordingly, are recognized as the services are performed.

Professional service is not considered to be essential to the functionality of the software.

The Company generally does not grant a right of return to its customers.

The Company's software license, maintenance and professional services sold through distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection. Accordingly, the Company considers distributors as end-users.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized when such acceptance has been obtained or when the acceptance provision has lapsed.

Deferred revenue includes unearned amounts received under maintenance and support contracts, professional services and amounts received from customers for licenses but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria, as of the balance sheet date.

Research and development costs

n.         Research and development costs:

Research and development costs are charged to the statements of comprehensive income as incurred. ASC 985-20, "Software-Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Marketing expenses

o.         Marketing expenses:

Marketing expenses consist primarily of marketing campaigns and tradeshows. Marketing expenses are charged to the statement of comprehensive income, as incurred. Marketing expenses for the years ended December 31, 2013, 2014 and 2015, amounted to $5,155, $5,896 and $7,498, respectively.

Share-based compensation

p.         Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company has selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its option awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price, volatility and the expected option term.

The fair value of ordinary share underlying the options has historically been determined by management and approved by the Company's board of directors. Because there has been no public market for the Company's ordinary shares, management has determined fair value of an ordinary share at the time of grant of the option by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The Company's management determined the fair value of ordinary shares based on valuations performed using the Option Pricing Method ("OPM") for the year ended December 31, 2013 and for the period from January 1, 2014 and up to September 24, 2014. Since September 24, 2014, the ordinary shares have been publicly traded.

Income taxes

q.         Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes ("ASU 2015-17"), which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as noncurrent on the balance sheet. The updated standard is effective beginning on January 1, 2017, with early application permitted as of the beginning of any interim or annual reporting period. The Company early adopted this standard retrospectively, and reclassified $3,788 of current deferred tax assets to noncurrent deferred tax assets as of December 31, 2014.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740, "Income Taxes". Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

Basic and diluted net income per share

r.          Basic and diluted net income per share:

The Company applies the two class method as required by ASC No. 260-10, "Earnings Per Share" ("ASC No. 260-10"). ASC 260-10 requires the income per share for each class of shares (ordinary and preferred shares) to be calculated assuming 100% of the Company's earnings are distributed as dividends to each class of shares based on their contractual rights. No dividends were declared or paid during the reported periods.

Basic and diluted net income per share is computed based on the weighted-average number of shares of ordinary shares outstanding during each year. Diluted income per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. The total weighted average number of shares related to outstanding options, RSU's, warrants and preferred shares that have been excluded from the calculations of diluted net earnings per share was 17,062,890, 437,176 and 484,726 for the years ended December 31, 2013, 2014 and 2015, respectively.

Comprehensive income (loss)

s.         Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

Concentration of credit risks

t.         Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and trade receivables.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major bank in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and, therefore, bear minimal risk.

The trade receivables of the Company are mainly derived from sales to customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and to date has not experienced any significant losses.

Fair value of financial instruments

u.         Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -              Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -              Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -              Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2.j are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments. Warrants to purchase preferred shares as detailed in note 2.v are classified within Level 3 value hierarchy, which is determined using a valuation model completed by a third party valuation firm.

Warrants to purchase preferred shares

v.         Warrants to purchase preferred shares:

The Company accounted for freestanding warrants to purchase shares of its preferred shares as a liability on its consolidated balance sheet at fair value. The warrants to purchase preferred shares were recorded as a liability as the underlying preferred shares were contingently redeemable (upon a deemed liquidation event) and, therefore, could have obligated the Company to transfer assets in the future. The warrants were subject to re-measurement to fair value at each balance sheet date and any change in fair value was recognized as a component of financial expense, net, on the consolidated statements of comprehensive income. During the years ended December 31, 2013 and 2014, the Company recorded financial expenses from change in the warrants' fair value in the amount of $ 1,446, $ 4,309, respectively.

Upon the IPO, the warrants were exercised for Series B3 preferred shares which were later converted into ordinary shares. See also note 8.c.2. The Company re-measured the warrants as of the conversion date using the intrinsic value based on the IPO price.

The following assumptions were used to estimate the value of the Series B3 preferred shares warrants as of December 31, 2013:

Year ended December 31,
2013
Expected volatility	45%
Expected dividends	0
Expected term (in years)	2
Risk free rate	0.31%

The impact of recently issued accounting standards still not effective for the Company as of December 31, 2015

w.         The impact of recently issued accounting standards still not effective for the Company as of December 31, 2015 is as follows:

In February 2016, the FASB issued an Accounting Standards Update (“ASU”) 2016-02. ASU 2016-02 changes the current lease accounting standard by requiring the recognition of lease assets and lease liabilities for all leases, including those currently classified as operating leases. This new guidance is to be applied under a modified retrospective application to the earliest reporting period presented for reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the potential impact of this new guidance on its financial statements.

 In September 2015, the FASB issued an ASU on simplifying the accounting for measurement-period adjustments related to business combination. The ASU eliminates the requirement to restate prior period financial statements for measurement-period adjustments and requires that the cumulative impact of a measurement-period adjustment be recognized in the reporting period in which the adjustment is identified. This ASU will be effective for the Company with respect to measurement-period adjustments that occur after October 1, 2017.

In May 2014, the FASB issued an accounting standard update on revenue from contracts with customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The new guidance will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for the Company on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. On April 1, 2015 the FASB proposed deferring the effective date by one year to December 15, 2017 for annual reporting periods beginning after that date. The FASB also proposed permitting early adoption of the standard, but not before the original effective date of December 15, 2016. The Company is currently evaluating the effect that the new guidance will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting for annual reporting periods.